Provision for Income Taxes (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax [Line Items]
Federal	$ 595	$ 708	$ 732
States and Puerto Rico	53	61	62
Total current provision	648	769	794
Deferred provision (benefit)	42	(80)	22
Provision for income taxes	$ 690	$ 689	$ 816